Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Movements of goodwill and intangible assets
	Goodwill	Intangible Assets other than Goodwill

(USD millions)	Total	Acquired research & development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2017	31 381	5 150	2 980	6 548	33 007	5 960	1 492	55 137

Impact of business combinations	94	1 223						1 223

Reclassifications [1]		– 389			175		214

Additions		697		5	282		162	1 146

Disposals and derecognitions [2]		– 353		– 1	– 328		– 64	– 746

Currency translation effects	704	134		86	969		48	1 237

December 31, 2017	32 179	6 462	2 980	6 638	34 105	5 960	1 852	57 997

Accumulated amortization
January 1, 2017	– 401	– 886		– 3 637	– 16 863	– 1 430	– 981	– 23 797

Reclassifications [1]		6			– 6

Amortization charge				– 577	– 2 571	– 238	– 304	– 3 690

Accumulated impairments on disposals and derecognitions[2]		352			317		61	730

Impairment charge		– 615			– 92		– 2	– 709

Currency translation effects	– 28	– 27		– 54	– 416		– 37	– 534

December 31, 2017	– 429	– 1 170		– 4 268	– 19 631	– 1 668	– 1 263	– 28 000

Net book value at December 31, 2017	31 750	5 292	2 980	2 370	14 474	4 292	589	29 997

[1] Reclassifications between various asset categories as a result of product launches of acquired In-Process Research & Development and completion of software development.
[2] Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the movements of goodwill and intangible assets in 2016:
	Goodwill	Intangible Assets other than Goodwill

(USD millions)	Total	Acquired research & development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2016	31 585	4 119	2 980	6 563	33 385	5 960	1 341	54 348

Impact of business combinations	56	690			451			1 141

Reclassifications [1]		– 158			6		152

Additions		599			223		156	978

Disposals and derecognitions [2]		– 23			– 464		– 130	– 617

Currency translation effects	– 260	– 77		– 15	– 594		– 27	– 713

December 31, 2016	31 381	5 150	2 980	6 548	33 007	5 960	1 492	55 137

Accumulated amortization
January 1, 2016	– 411	– 650		– 3 070	– 14 221	– 1 192	– 998	– 20 131

Reclassifications [1]		225			– 225

Amortization charge				– 576	– 2 926	– 238	– 121	– 3 861

Accumulated impairments on disposals and derecognitions[2]		22			390		123	535

Impairment charge		– 490			– 96		– 5	– 591

Currency translation effects	10	7		9	215		20	251

December 31, 2016	– 401	– 886		– 3 637	– 16 863	– 1 430	– 981	– 23 797

Net book value at December 31, 2016	30 980	4 264	2 980	2 911	16 144	4 530	511	31 340

[1] Reclassifications between various asset categories as a result of product launches of acquired In-Process Research & Development and completion of software development.
[2] Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.

Allocation of net book values of goodwill and intangible assets by reporting segment
	Goodwill	Intangible Assets other than Goodwill

(USD millions)	Total	Acquired research & development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Innovative Medicines	15 237	4 368		9	11 604		353	16 334

Sandoz	8 210	625		539	1 589		30	2 783

Alcon	8 295	291		1 822	1 281	4 292	195	7 881

Corporate	8	8	2 980				11	2 999

Net book value at December 31, 2017	31 750	5 292	2 980	2 370	14 474	4 292	589	29 997

The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2016:
	Goodwill	Intangible Assets other than Goodwill

(USD millions)	Total	Acquired research & development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Innovative Medicines	15 010	3 512		11	12 821		276	16 620

Sandoz	7 669	613		563	1 904		25	3 105

Alcon	8 293	139		2 337	1 419	4 530	196	8 621

Corporate	8		2 980				14	2 994

Net book value at December 31, 2016	30 980	4 264	2 980	2 911	16 144	4 530	511	31 340

Assumptions used in the calculation of valuation
(As a percentage)	Innovative Medicines	Sandoz	Alcon	Corporate

Terminal growth rate	1.5	2.0	3.0	2.6

Discount rate (post-tax)	7.0	7.0	7.0	7.0

Intangible asset impairment charges
(USD millions)	2017	2016

Innovative Medicines	– 591	– 522

Sandoz	– 61	– 65

Alcon	– 57	– 4

Total	– 709	– 591